Fairlead Tactical Sector ETF
Schedule of Investments
April 30. 2026 (Unaudited)
EXCHANGE-TRADED FUNDS — 99.52% Shares Fair Value
Consumer Staples Select Sector SPDR® Fund 416,942 $ 35,152,380
Energy Select Sector SPDR® Fund 570,016 34,001,454
Health Care Select Sector SPDR® Fund 229,471 33,500,471
Industrial Select Sector SPDR® Fund 205,029 35,793,963
Materials Select Sector SPDR® Fund 670,245 34,497,510
SPDR® Gold MiniShares ® Trust 244,466 22,336,858
SPDR® Portfolio Long Term Treasury ETF 865,541 22,512,721
SPDR® Portfolio Short Term Treasury ETF 778,464 22,676,657
Utilities Select Sector SPDR® Fund 745,421 34,922,975
Total Exchange-Traded Funds (Cost $259,697,818) 275,394,989
Total Investments — 99.52% (Cost $259,697,818) 275,394,989
Other Assets in Excess of Liabilities — 0.48% 1,340,948
NET ASSETS — 100.00% $ 276,735,937
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt